Summary of Significant Accounting Policies (Details Textual) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Customers Suppliers $ / shares	Dec. 31, 2019 USD ($) Customers Suppliers $ / shares
Summary of Significant Accounting Policies (Textual)
Federal depository insurance coverage | $	$ 17,730	$ 6,919
Amortized t cost of sales | $	15,970	17,199
Advances from customers | $	$ 609	$ 610
Description of term	Payment terms and conditions vary by contract types, and terms typically include a requirement for payment within a period from 6 to 9 months.
Income tax, description	The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000 ($14,364). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. As of December 31, 2020, the tax years ended December 31, 2017 through December 31, 2020 for the Company's PRC subsidiaries remain open for statutory examination by PRC tax authorities.
Exception of equity rates	$ 1	$ 1
Average translation rates	1	1
RMB [Member]
Summary of Significant Accounting Policies (Textual)
Exception of equity rates	6.5250	6.9618
Average translation rates	$ 6.9042	$ 6.9081
Supplier [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Textual)
Concentration of credit risk, percentage	37.00%	41.00%
Number of suppliers | Suppliers	1	1
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Textual)
Number of customers | Customers	5	5
Concentration of credit risk, percentage	70.00%	79.00%
Customer [Member] | Revenue [Member]
Summary of Significant Accounting Policies (Textual)
Concentration of credit risk, percentage	14.00%	15.00%
Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Textual)
Concentration of credit risk, percentage	18.00%	21.00%
Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Textual)
Concentration of credit risk, percentage	14.00%	18.00%
Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Textual)
Concentration of credit risk, percentage	13.00%	17.00%
Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Textual)
Concentration of credit risk, percentage	13.00%	11.00%
Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Textual)
Concentration of credit risk, percentage	12.00%	12.00%